UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5833

T. Rowe Price Institutional International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments

Institutional International Funds, Inc.	July 31, 2009

T. ROWE PRICE INSTITUTIONAL FOREIGN EQUITY FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
AUSTRALIA 1.8%		
Common Stocks 1.8%		
BHP Billiton	10,830	343
QBE Insurance	14,438	235
Rio Tinto	8,219	415
Total Australia (Cost $847)		993
BELGIUM 1.6%		
Common Stocks 1.6%		
Anheuser-Busch InBev (1)	21,630	861
Anheuser-Busch InBev (2)	19,512	–
Total Belgium (Cost $190)		861
BRAZIL 6.3%		
Common Stocks 5.1%		
BM&F Bovespa	84,175	544
Companhia Brasileira de Meios Pagamento (2)	48,800	468
GVT Holding (2)	8,100	158
Petroleo Brasileiro, ADR (USD)	21,440	723
Redecard	20,400	303
Vale, ADR (USD)	22,800	392
Weg	27,000	218
		2,806
Preferred Stocks 1.2%		
Itau Unibanco Holding	35,575	641
		641
Total Brazil (Cost $1,947)		3,447

CANADA 5.1%

Common Stocks 5.1%

Potash Corporation of Saskatchewan (USD)	1,400	130
Research In Motion (USD) (2)	6,400	486
Shaw Communications, Class B (USD)	36,600	642
Shoppers Drug Mart	13,200	552
Sun Life Financial (USD)	15,100	515
Suncor Energy (USD)	14,300	464
Total Canada (Cost $2,494)		2,789

CHINA 7.3%

Common Stocks 7.3%

Belle International (HKD)	340,000	341
China Citic Bank, H Shares (HKD) (1)	354,000	247
China Merchant Bank, H Shares (HKD) (1)	90,050	212
China Overseas Land & Investment (HKD)	200,640	494
China Railway Construction, H Shares (HKD)	288,500	463
China Unicom Hong Kong (HKD)	238,000	344
Ctrip Com International, ADR (USD) (2)	7,200	369
Gome Electrical Appliances (HKD) (1)	484,620	140
New Oriental Education & Technology, ADR (USD) (2)	3,800	279
Sina (USD) (2)	10,200	339
Tencent Holdings (HKD)	45,600	616
Want Want China Holdings (HKD)	240,000	143
Total China (Cost $2,741)		3,987

DENMARK 1.1%

Common Stocks 1.1%

Novo Nordisk, Series B	10,254	603
Total Denmark (Cost $144)		603

PORTUGAL 1.1%		
Common Stocks 1.1%		
Jeronimo Martins	88,481	620
Total Portugal (Cost $446)		620
RUSSIA 1.8%		
Common Stocks 1.8%		
Novatek, GDR (USD)	8,874	383
OAO Gazprom, ADR (USD)	13,663	282
OAO Rosneft Oil, GDR (USD) (2)	50,714	310
Total Russia (Cost $1,015)		975
SOUTH AFRICA 0.7%		
Common Stocks 0.7%		
MTN Group	22,287	368
Total South Africa (Cost $298)		368
SOUTH KOREA 0.6%		
Common Stocks 0.6%		
Samsung Electronics	541	319
Total South Korea (Cost $248)		319
SPAIN 6.1%		
Common Stocks 6.1%		
Banco Santander	67,659	980
Grifols	27,217	495
Iberdrola Renovables (1)	87,836	406
Inditex (1)	6,785	365

Telefonica	43,395	1,080
Total Spain (Cost $2,854)		3,326
SWITZERLAND 9.4%		
Common Stocks 9.4%		
Compagnie Financiere Richemont, Equity Units	12,134	298
Credit Suisse	9,548	451
Julius Baer	19,833	945
Nestle (1)	26,539	1,092
Roche Holding - Genusscheine (1)	8,078	1,274
Syngenta	2,157	498
Synthes Stratec	2,373	267
The Swatch Group	1,803	329
Total Switzerland (Cost $5,246)		5,154
TAIWAN 0.9%		
Common Stocks 0.9%		
Hon Hai Precision	143,711	495
Total Taiwan (Cost $424)		495
UNITED ARAB EMIRATES 0.7%		
Common Stocks 0.7%		
DP World (USD)	1,113,391	401
Total United Arab Emirates (Cost $278)		401
UNITED KINGDOM 7.8%		
Common Stocks 7.8%		
Autonomy (2)	14,684	288
Capita Group	74,853	835
Reckitt Benckiser	11,165	536

Rolls-Royce (2)	86,538	599
Standard Chartered	28,971	688
Tesco	113,214	695
WPP	79,456	613
Total United Kingdom (Cost $3,055)		4,254
UNITED STATES 4.5%		
Common Stocks 4.5%		
AFLAC	4,600	174
Liberty Global (2)	34,500	723
NII Holdings (2)	22,100	508
Philip Morris International	11,800	550
Schlumberger	9,400	503
Total United States (Cost $2,332)		2,458
SHORT-TERM INVESTMENTS 3.3%		
Money Market Funds 3.3%		
T. Rowe Price Reserve Investment Fund, 0.37% (3)(4)	1,804,731	1,805
Total Short-Term Investments (Cost $1,805)		1,805
SECURITIES LENDING COLLATERAL 11.5%		
Investments in Pooled Account Managed by JPMorgan Chase Bank, London 11.5%		
Money Market Funds 9.4%		
T. Rowe Price Reserve Investment Fund, 0.37% (3)(4)	5,150,829	5,151
		5,151
Repurchase Agreements 2.1%		
Barclays Capital, Tri-Party, Dated 7/31/09, 0.2%, Delivery Value of $14,670 on 8/3/09, Collaterized by U.S. Government securities, 3.25% - 6.75%, 7/31/16 - 8/15/26 valued at $14,963	14,670	15

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Foreign Equity Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Foreign Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
 On November 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

On May 1, 2009, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on July 31, 2009:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or indirectly, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. At July 31, 2009, the value of loaned securities was $6,062,000.

NOTE 4 - FEDERAL INCOME TAXES

At July 31, 2009, the cost of investments for federal income tax purposes was $52,765,000. Net unrealized gain aggregated $7,929,000 at period-end, of which $12,305,000 related to appreciated investments and $4,376,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
ARGENTINA 1.0%		
Common Stocks 1.0%		
Tenaris, ADR (USD)	120,800	3,663
Total Argentina (Cost $2,605)		3,663
BRAZIL 18.0%		
Common Stocks 14.1%		
Banco do Brasil	164,300	2,082
Bm&F Bovespa	507,609	3,281
BRF - Brasil Foods (1)	137,299	3,047
Companhia Brasileira de Meios Pagamento (1)	271,400	2,604
GVT Holding (1)	55,900	1,088
Lojas Renner	211,300	3,103
MRV Engenharia	48,800	830
Petroleo Brasileiro, ADR (1 ADR represents 2 common shares) (USD)	185,600	7,654
Petroleo Brasileiro, ADR (1 ADR represents 2 preference shares) (USD)	377,300	12,715
Redecard	115,800	1,722
Usinas Siderurgicas de Minas	53,800	1,329
Vale, ADR (1 ADR represents 1 common share) (USD)	303,060	5,979
Vale, ADR (1 ADR represents 1 preference 'A' share) (USD)	231,200	3,977
Weg	283,400	2,294
		51,705
Preferred Stocks 3.9%		
Banco Bradesco	279,550	4,428
Itau Unibanco Holding	501,150	9,025
Tam (1)	72,200	886
		14,339
Total Brazil (Cost $51,699)		66,044

CHILE 0.8%

Common Stocks 0.8%

Banco Santander Chile, ADR (USD)	32,000	1,571
Sociedad Quimica Minersp, ADR (USD)	36,100	1,292
Total Chile (Cost $2,781)		2,863

CHINA 20.1%

Common Stocks 18.6%

Agile Property (HKD)	1,906,000	2,691
Anhui Conch Cement, H Shares (HKD)	144,000	1,049
Bank of China, H Shares (HKD)	7,405,000	3,688
Beijing Enterprises (HKD)	1,159,500	5,850
Belle International Holdings (HKD)	2,499,000	2,505
C C Land Holdings (HKD)	3,489,000	2,616
China Insurance International (HKD)(1)	1,889,000	5,728
China Merchants Holdings (HKD)	522,487	1,726
China National Building, H Shares (HKD)	1,796,000	3,912
China Shanshui Cement (HKD)	3,944,000	2,565
China Shenhua Energy, H Shares (HKD)	265,000	1,089
China Unicom Hong Kong (HKD)	2,132,000	3,081
CNOOC (HKD)	4,706,000	6,338
Gome Electrical Appliances (HKD)	6,952,560	2,009
Industrial & Commercial Bank of China, H Shares (HKD)	9,001,000	6,481
Parkson Retail (HKD)	777,000	1,299
Ping An Insurance, H Shares (HKD)	243,000	2,149
Shimao Property (HKD)	1,292,000	2,601
Shui On Land (HKD)	1,737,500	1,229
Sina (USD)(1)	85,500	2,837
Tencent Holdings (HKD)	200,600	2,710
Uni President China Holdings (HKD)	5,306,000	3,081
Wumart Stores, H Shares (HKD)	520,000	755
		67,989

Common Stocks - China A-shares (2) 1.5%		
Anhui Conch Cement	164,300	1,164
China Merchants Bank	451,140	1,297
Daqin Railway	430,600	711
Ping An Insurance	145,871	1,303
Shenzhen Development Bank (1)	284,730	1,091
		5,566
Total China (Cost $52,300)		73,555
COLOMBIA 0.4%		
Common Stocks 0.4%		
Bancolombia, ADR (USD)	43,400	1,394
Total Colombia (Cost $1,320)		1,394
EGYPT 0.5%		
Common Stocks 0.5%		
EFG Hermes	370,643	1,689
Total Egypt (Cost $2,861)		1,689
HONG KONG 2.4%		
Common Stocks 2.4%		
Kingboard Chemical Holdings	616,000	1,963
Li & Fung	690,000	2,034
Lifestyle International Holdings	1,784,000	2,712
Shangri-La Asia	1,256,000	1,994
Total Hong Kong (Cost $8,195)		8,703
INDIA 8.4%		
Common Stocks 8.4%		
Bajaj Auto	89,926	2,303

LUXEMBOURG 0.3%		
Common Stocks 0.3%		
MHP, GDR (USD)(1)	144,300	1,227
Total Luxembourg (Cost $2,164)		1,227
MALAYSIA 0.9%		
Common Stocks 0.9%		
Bumiputra Commerce	1,085,906	3,329
Total Malaysia (Cost $2,572)		3,329
MEXICO 7.9%		
Common Stocks 7.9%		
America Movil, ADR (USD)	340,000	14,623
Grupo Financiero Banorte S.A.B. de C.V.	1,443,200	3,576
Urbi Desarrollos Urbanos (1)	1,399,800	2,420
Walmart de Mexico	2,387,905	8,139
Total Mexico (Cost $24,984)		28,758
OMAN 0.9%		
Common Stocks 0.9%		
Bank Muscat (SAOG), GDR (USD)	357,820	2,523
National Bank of Oman	998,773	778
Total Oman (Cost $6,535)		3,301
QATAR 1.2%		
Common Stocks 1.2%		
Commercial Bank of Qatar	79,095	1,475
Qatar National Bank	81,324	2,837
Total Qatar (Cost $4,886)		4,312

RUSSIA 6.1%

Common Stocks 6.1%		
CTC Media (USD)(1)	157,000	1,941
Magnit CLS (USD)	63,902	2,654
Mobile Telesystems, ADR (USD)	30,300	1,272
Novatek, GDR (USD)	63,939	2,756
OAO Gazprom, ADR (USD)	199,525	4,120
OAO Rosneft Oil, GDR (USD)(1)	697,369	4,261
Sberbank (USD)	2,328,101	3,143
X5 Retail Group, GDR (USD)(1)	129,254	2,081
Total Russia (Cost $27,842)		22,228

SOUTH AFRICA 2.5%

Common Stocks 2.5%		
AngloGold	109,684	4,184
MTN Group	295,754	4,878
Total South Africa (Cost $6,677)		9,062

SOUTH KOREA 11.2%

Common Stocks 11.2%		
Amorepacific	1,543	845
Hana Financial	128,950	3,675
Hyundai Development	81,670	2,889
Hyundai Mobis	21,971	2,317
KCC	11,913	3,351
LG	62,134	3,349
LG Household & Health Care	28,945	5,196
Posco	5,600	2,289
Samsung Electronics	19,788	11,665
Samsung Fire & Marine	21,754	3,649

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
 On November 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

On May 1, 2009, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on July 31, 2009:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or indirectly, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

China A-shares
 The fund may invest in certain Chinese equity securities (A-shares) available only to local Chinese investors and Qualified Foreign Institutional Investors (QFII). The fund gains access to the A-share market through T. Rowe Price International, Inc. (TRPI), which serves as the registered QFII for all participating T. Rowe Price-sponsored investment companies. Investment decisions related to A-shares are specific to each participating fund, and each fund bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

NOTE 4 - FEDERAL INCOME TAXES

At July 31, 2009, the cost of investments for federal income tax purposes was $320,708,000. Net unrealized gain aggregated $49,931,000 at period-end, of which $73,850,000 related to appreciated investments and $23,919,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL GLOBAL EQUITY FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
AUSTRALIA 1.9%		
Common Stocks 1.9%		
BHP Billiton	44,409	1,406
Rio Tinto	36,374	1,837
Total Australia (Cost $3,118)		3,243
BELGIUM 0.9%		
Common Stocks 0.9%		
Anheuser-Busch InBev	39,809	1,584
Total Belgium (Cost $664)		1,584
BRAZIL 4.6%		
Common Stocks 4.6%		
BM&F Bovespa	193,032	1,248
Petroleo Brasileiro, ADR (USD)	118,300	3,987
Tam, ADR (USD) (1)	105,800	1,300
Vale, ADR (USD)	81,600	1,403
Total Brazil (Cost $5,810)		7,938
CHINA 2.1%		
Common Stocks 2.1%		
Beijing Capital International Airport, H Shares (HKD) (1)	100,000	71
China Construction Bank, H Shares (HKD)	3,274,000	2,640
Gome Electrical Appliances (HKD)	3,299,100	954
Total China (Cost $2,792)		3,665
EGYPT 0.9%		
Common Stocks 0.9%		
Orascom Telecom (1)	245,193	1,624
Total Egypt (Cost $1,020)		1,624

FINLAND 2.0%		
Common Stocks 2.0%		
Fortum	145,396	3,368
Total Finland (Cost $3,045)		3,368
FRANCE 3.3%		
Common Stocks 3.3%		
Danone	48,447	2,599
Pernod-Ricard	38,603	3,000
Total France (Cost $4,760)		5,599
GERMANY 2.7%		
Common Stocks 2.7%		
E.ON AG	124,808	4,725
Total Germany (Cost $4,481)		4,725
HONG KONG 0.8%		
Common Stocks 0.8%		
Hutchison Telecommunications	3,151,000	821
Hutchison Telecommunications, Hong Kong Shares (1)	3,906,000	605
Total Hong Kong (Cost $2,901)		1,426
INDIA 3.1%		
Common Stocks 3.1%		
Bajaj Finserv	149,326	1,053
Container Corporation of India	22,679	520
GMR Infrastructure (1)	994,300	2,953
United Spirits Limited	33,307	715
Total India (Cost $4,132)		5,241

RUSSIA 1.0%		
Common Stocks 1.0%		
OAO Gazprom, ADR (USD)	86,451	1,785
Total Russia (Cost $1,605)		1,785
SPAIN 2.4%		
Common Stocks 2.4%		
Iberdrola Renovables	616,110	2,845
Telefonica	51,591	1,284
Total Spain (Cost $3,972)		4,129
SWITZERLAND 4.1%		
Common Stocks 4.1%		
Nestle	66,542	2,739
Roche Holding - Genusscheine	27,039	4,263
Total Switzerland (Cost $6,093)		7,002
UNITED KINGDOM 8.4%		
Common Stocks 8.4%		
Rolls-Royce (1)	1,000,158	6,921
Tesco	351,524	2,158
Vodafone	666,746	1,366
WPP	508,333	3,921
Total United Kingdom (Cost $11,437)		14,366
UNITED STATES 45.5%		
Common Stocks 45.5%		
Amazon.com (1)	35,100	3,010
Aon	43,100	1,700
Apple (1)	28,900	4,722

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Global Equity Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Global Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
On November 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

On May 1, 2009, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on July 31, 2009:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or indirectly, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 4 - FEDERAL INCOME TAXES

At July 31, 2009, the cost of investments for federal income tax purposes was $147,223,000. Net unrealized gain aggregated $25,942,000 at period-end, of which $30,678,000 related to appreciated investments and $4,736,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

INSTITUTIONAL AFRICA & MIDDLE EAST FUND

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
EGYPT 10.8%		
Common Stocks 10.8%		
Commercial International Bank	72,588	634
MobiNil-Egyptian	63,422	2,446
Orascom Development Holding (CHF)	31,400	1,734
Telecom Egypt	729,061	2,322
Total Egypt (Cost $5,018)		7,136
JORDAN 1.0%		
Common Stocks 1.0%		
Arab Potash	11,972	659
Total Jordan (Cost $730)		659
KENYA 0.8%		
Common Stocks 0.8%		
Safaricom (1)	10,688,100	523
Total Kenya (Cost $524)		523
KUWAIT 1.8%		
Common Stocks 1.8%		
National Bank of Kuwait	279,430	1,187
Total Kuwait (Cost $1,539)		1,187
LEBANON 4.6%		
Common Stocks 4.6%		
Banque Audi, GDR (USD)	45,000	3,083
Total Lebanon (Cost $3,313)		3,083

NIGERIA 1.8%		
Common Stocks 1.8%		
Guaranty Trust Bank, GDR (USD)	230,748	1,175
Total Nigeria (Cost $815)		1,175
OMAN 8.3%		
Common Stocks 8.3%		
Bank Muscat (SAOG)	449,634	863
Bank Muscat (SAOG), GDR (USD)	314,600	2,218
National Bank of Oman	825,304	643
Raysut Cement	437,202	1,759
Total Oman (Cost $5,615)		5,483
QATAR 18.0%		
Common Stocks 18.0%		
Commercial Bank of Qatar	118,446	2,209
Industries Qatar	53,137	1,522
Qatar Electricity & Water	97,121	2,988
Qatar Insurance	72,240	1,244
Qatar Islamic Bank	63,502	1,439
Qatar National Bank	71,513	2,494
Total Qatar (Cost $11,295)		11,896
SAUDI ARABIA 7.8%		
Participation Notes 7.8%		
Almarai, HSBC Bank, 3/27/12 (USD) (1)	46,600	1,901
Etihad Etisalat, HSBC Bank, 4/2/12 (USD) (1)	217,800	2,217
Saudi Basic Industries, Deutsche Bank, 12/3/12 (USD) (1)	57,100	1,056
Total Saudi Arabia (Cost $5,020)		5,174

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Africa & Middle East Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Africa & Middle East Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital by investing primarily in the common stocks of companies located (or with primary operations) in Africa and the Middle East.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
On November 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

On May 1, 2009, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on July 31, 2009:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or indirectly, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Participation Notes
The fund may invest in participation notes through which it gains exposure to common stock in markets where direct investment by the fund is not possible. Participation notes provide the economic benefit of common stock ownership to the fund, while legal ownership is retained by the counterparty. Although each participation note is structured with a defined maturity date, the fund may be able to redeem early. Risks associated with participation notes include the possible failure of a counterparty to perform in accordance with the terms of the agreement and potential delays or an inability to redeem before maturity under certain market conditions.

NOTE 4 - FEDERAL INCOME TAXES

At July 31, 2009, the cost of investments for federal income tax purposes was $59,195,000. Net unrealized gain aggregated $6,831,000 at period-end, of which $9,745,000 related to appreciated investments and $2,914,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL GLOBAL LARGE-CAP EQUITY FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
AUSTRALIA 0.7%		
Common Stocks 0.7%		
BHP Billiton	967	31
Rio Tinto	495	25
Total Australia (Cost $52)		56
BELGIUM 0.9%		
Common Stocks 0.9%		
Anheuser-Busch InBev	1,864	74
Total Belgium (Cost $25)		74
BRAZIL 4.0%		
Common Stocks 3.2%		
BM&F Bovespa	7,260	47
Companhia Brasileira de Meios Pagamento (1)	6,600	63
Petroleo Brasileiro, ADR (USD)	3,060	103
Usinas Siderurgicas de Minas	1,533	38
		251
Preferred Stocks 0.8%		
Itau Unibanco Holding	3,500	63
		63
Total Brazil (Cost $160)		314
CANADA 0.5%		
Common Stocks 0.5%		
Potash Corporation of Saskatchewan (USD)	425	40
Total Canada (Cost $26)		40
CHINA 3.6%		
Common Stocks 3.6%		
China Life, H Shares (HKD)	9,000	40

GREECE 1.0%		
Common Stocks 1.0%		
National Bank of Greece (1)	2,856	83
Total Greece (Cost $45)		83
IRELAND 0.5%		
Common Stocks 0.5%		
CRH	1,535	37
Total Ireland (Cost $29)		37
ISRAEL 1.0%		
Common Stocks 1.0%		
Teva Pharmaceutical, ADR (USD)	1,420	76
Total Israel (Cost $64)		76
ITALY 1.3%		
Common Stocks 1.3%		
Intesa Sanpaolo rnc	25,520	72
Saipem	990	27
Total Italy (Cost $74)		99
JAPAN 3.8%		
Common Stocks 3.8%		
East Japan Railway	900	52
Jupiter Telecommunications	61	51
Mitsui	8,500	106
Nintendo	200	54
Shin-Etsu Chemical	700	38
Total Japan (Cost $249)		301

SOUTH AFRICA 0.7%		
Common Stocks 0.7%		
MTN Group	3,343	55
Total South Africa (Cost $50)		55
SOUTH KOREA 0.7%		
Common Stocks 0.7%		
Samsung Electronics	89	52
Total South Korea (Cost $49)		52
SPAIN 2.9%		
Common Stocks 2.9%		
Abertis Infraestructuras	2,840	59
Banco Santander	5,545	80
Telefonica SA	3,714	93
Total Spain (Cost $162)		232
SWITZERLAND 5.6%		
Common Stocks 5.6%		
Credit Suisse	889	42
Nestle	2,923	120
Roche Holding - Genusscheine	1,140	180
Zurich Financial Services	500	98
Total Switzerland (Cost $359)		440
TAIWAN 0.0%		
Common Stocks 0.0%		
Taiwan Semiconductor	79	–
Total Taiwan (Cost $–)		–

TURKEY 0.6%		
Common Stocks 0.6%		
Turkcell Iletisim Hizmet	7,970	51
Total Turkey (Cost $45)		51
UNITED ARAB EMIRATES 1.3%		
Common Stocks 1.3%		
DP World (USD)	284,710	103
Total United Arab Emirates (Cost $75)		103
UNITED KINGDOM 7.8%		
Common Stocks 7.8%		
BHP Billiton	3,118	81
BP, ADR (USD)	2,697	135
HSBC	7,714	78
Rio Tinto, ADR (USD)	210	35
Rolls-Royce (1)	11,662	81
Tesco	11,663	72
Vodafone	40,604	83
WPP	6,882	53
Total United Kingdom (Cost $469)		618
UNITED STATES 48.3%		
Common Stocks 48.3%		
Accenture, Class A	2,590	91
AES (1)	3,750	48
Altera	2,480	46
Amazon.com (1)	838	72
American Tower, Class A (1)	2,420	82
Aon	2,740	108
Apple (1)	820	134

Bank of America	6,789	100
Baxter International	1,190	67
Bed Bath & Beyond (1)	1,570	55
Broadcom, Class A (1)	1,370	39
Danaher	1,186	73
Electronic Arts (1)	2,910	62
Entergy	740	59
Fifth Third Bancorp	5,400	51
First Solar (1)	190	29
Freeport-McMoRan Copper & Gold	990	60
Gilead Sciences (1)	1,740	85
Goldman Sachs	339	55
Google, Class A (1)	187	83
JPMorgan Chase	2,945	114
Juniper Networks (1)	3,550	93
Lockheed Martin	860	64
Lowe's	3,710	83
Marriott, Class A	1,927	42
MasterCard, Class A	345	67
McDermott International (1)	2,920	57
Medco (1)	1,601	85
Microsoft	5,000	118
Monsanto	590	50
Murphy Oil	1,470	86
Northern Trust	1,300	78
Omnicom	1,710	58
Peabody Energy	730	24
PepsiCo	1,443	82
Procter & Gamble	1,900	105
QUALCOMM	1,540	71
Republic Services	2,940	78
Schering-Plough	4,060	108
Schlumberger	2,500	134
SLM Corporation (1)	5,610	50

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Global Large-Cap Equity Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Global Large-Cap Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
On November 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

On May 1, 2009, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on July 31, 2009:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or indirectly, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 4 – FEDERAL INCOME TAXES

At July 31, 2009, the cost of investments for federal income tax purposes was $5,971,000. Net unrealized gain aggregated $1,884,000 at period-end, of which $1,892,000 related to appreciated investments and $8,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 18, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	September 18, 2009